LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS	12 Months Ended
Oct. 27, 2013
LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS
LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS

NOTE H

LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS

Long-term debt consists of:

(in thousands)	October 27, 2013	October 28, 2012
Senior unsecured notes, with interest at 4.125%, interest due semi-annually through April 2021 maturity date	$250,000	$250,000
Less current maturities	–	–
Total	$250,000	$250,000

The Company has a $300.0 million revolving line of credit which bears interest at a variable rate based on LIBOR. As of October 27, 2013, and October 28, 2012, the Company had not drawn from this line of credit. A fixed fee is paid for the availability of this credit line. On November 22, 2011, the Company amended the terms and conditions for this line of credit and extended the maturity date to November 2016.

The Company is required by certain covenants in its debt agreements to maintain specified levels of financial ratios and financial position. At the end of the current fiscal year, the Company was in compliance with all of these covenants.

Total interest paid during fiscal 2013, 2012, and 2011 was $12.5 million, $12.9 million, and $31.7 million, respectively.